Critical Accounting Judgments, Estimates and Assumptions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Notes And Other Explanatory Information Explanatory Abstract
Exploration and evaluation assets	$ 38,633	$ 64,479
Write-off exploration and evaluation assets	$ 26,510